FT Vest U.S. Equity Uncapped Accelerator ETF - July Investment Objectives and Goals - FT Vest U.S. Equity Uncapped Accelerator ETF - July	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Uncapped Accelerator ETF – July (UXJL)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Uncapped Accelerator ETF – July (the “Fund”) is to seek to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”), if performance thresholds are exceeded by the Underlying ETF as described below, over the period from July 20, 2026 through July 16, 2027.